Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.89463%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,806,903.08

Principal:
Principal Collections	$26,933,251.92
Prepayments in Full	$12,901,562.82
Liquidation Proceeds	$51,329.03
Recoveries	$5,967.20
Sub Total	$39,892,110.97
Collections	$42,699,014.05

Purchase Amounts:
Purchase Amounts Related to Principal	$180,178.84
Purchase Amounts Related to Interest	$577.05
Sub Total	$180,755.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,879,769.94

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,879,769.94
Servicing Fee	$1,031,969.77	$1,031,969.77	$0.00	$0.00	$41,847,800.17
Interest - Class A-1 Notes	$102,858.89	$102,858.89	$0.00	$0.00	$41,744,941.28
Interest - Class A-2a Notes	$560,208.67	$560,208.67	$0.00	$0.00	$41,184,732.61
Interest - Class A-2b Notes	$55,914.38	$55,914.38	$0.00	$0.00	$41,128,818.23
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$40,454,885.81
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$40,244,210.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,244,210.23
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$40,174,133.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,174,133.23
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$40,124,783.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,124,783.23
Regular Principal Payment	$66,895,741.19	$40,124,783.23	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,879,769.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,124,783.23
Total					$40,124,783.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$40,124,783.23	$157.94	$102,858.89	$0.40	$40,227,642.12	$158.34
Class A-2a Notes	$0.00	$0.00	$560,208.67	$1.57	$560,208.67	$1.57
Class A-2b Notes	$0.00	$0.00	$55,914.38	$0.75	$55,914.38	$0.75
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$40,124,783.23	$30.49	$1,723,016.94	$1.31	$41,847,800.17	$31.80

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$66,895,741.19	0.2633172	$26,770,957.96	0.1053767
Class A-2a Notes	$357,580,000.00	1.0000000	$357,580,000.00	1.0000000
Class A-2b Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,128,735,741.19	0.8577736	$1,088,610,957.96	0.8272811

Pool Information
Weighted Average APR	2.892%	2.873%
Weighted Average Remaining Term	53.82	53.15
Number of Receivables Outstanding	47,029	46,008
Pool Balance	$1,238,363,719.09	$1,198,042,912.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,143,369,861.31	$1,106,366,836.24
Pool Factor	0.8691496	0.8408503

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$91,676,075.82
Targeted Overcollateralization Amount	$132,674,922.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,431,954.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$254,484.42
(Recoveries)		3	$5,967.20
Net Loss for Current Collection Period			$248,517.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2408%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0207%
Second Prior Collection Period			0.2096%
Prior Collection Period			0.4404%
Current Collection Period			0.2448%
Four Month Average (Current and Prior Three Collection Periods)			0.2289%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		475	$968,350.33
(Cumulative Recoveries)			$6,530.70
Cumulative Net Loss for All Collection Periods			$961,819.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0675%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,038.63
Average Net Loss for Receivables that have experienced a Realized Loss			$2,024.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.49%	229	$5,929,147.09
61-90 Days Delinquent	0.06%	25	$733,378.65
91-120 Days Delinquent	0.01%	7	$175,276.44
Over 120 Days Delinquent	0.00%	2	$41,161.30
Total Delinquent Receivables	0.57%	263	$6,878,963.48

Repossession Inventory:
Repossessed in the Current Collection Period		18	$715,183.73
Total Repossessed Inventory		32	$1,086,241.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0499%
Prior Collection Period			0.0702%
Current Collection Period			0.0739%
Three Month Average			0.0647%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0793%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer